GOODWILL - Changes in Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Changes in Goodwill
Net goodwill at the beginning of the period	$ 159,549	¥ 1,096,972	¥ 1,069,603
Goodwill acquired during the year	6,574	45,206	31,249
Goodwill disposed during the year	(11)	(74)	(3,880)
Foreign exchange difference	6	43
Impairment loss	(73,449)	(505,000)
Net goodwill at end of the period	$ 92,669	¥ 637,147	¥ 1,096,972